1336157

**FORM D**

[redacted]

05063708

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

| OMB APPROVAL | |
|---|---|
| OMB Number: | 3235-0076 |
| Expires: | April 30,2008 |
| Estimated average burden hours per response | 16.00 |

# FORM D

## NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

| SEC USE ONLY | |
|---|---|
| Prefix | Serial |
| DATE RECEIVED | |

SEC MAIL RECEIVED AUG 1 1 2005 SECTION

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)
RESURRECTION PETROLEUM ENERGY PARTNERS, 2004, LLP

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☑ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☑ New Filing ☐ Amendment

### A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
RESURRECTION PETROLEUM ENERGY PARTNERS, 2004, LLP

| Address of Executive Offices (Number and Street, City, State, Zip Code) | Telephone Number (Including Area Code) |
|---|---|
| 530 WEST MAIN ST SUITE 500, LOUSVILLE, KY 40202 | 502-584-6395 |
| Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices) SAME | Telephone Number (Including Area Code) SAME |

Brief Description of Business
EXPLORATION AND PRODUCTION OF NATURAL GAS WELLS

Type of Business Organization
☐ corporation ☒ limited partnership, already formed ☐ other (please specify):
☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 04 Year 04 ☑ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) KY

PROCESSED AUG 15 2005 THOMSON FINANCIAL

**GENERAL INSTRUCTIONS**

**Federal:**

*Who Must File:* All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

*When To File:* A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

*Where To File:* U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

*Copies Required:* Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

*Information Required:* A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

*Filing Fee:* There is no federal filing fee.

**State:**

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

**ATTENTION**

**Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predictated on the filing of a federal notice.**

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

## A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer.
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☒ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
CHEROKEE ENERGY COMPANY, LLC

Business or Residence Address (Number and Street, City, State, Zip Code)
530 WEST MAIN STREET SUITE 500, LOUISVILLE, KY 40202

Check Box(es) that Apply: ☒ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☒ General and/or Managing Partner

Full Name (Last name first, if individual)
MARTIN TWIST (MANAGING MEMBER OF CHEROKEE ENERGY CO, LLC)

Business or Residence Address (Number and Street, City, State, Zip Code)
530 WEST MAIN STREET SUITE 500 LOUISVILLE, KY 40202

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

(Use blank sheet, or copy and use additional copies of this sheet, as necessary)

## B. INFORMATION ABOUT OFFERING

| | | Yes | No |
|---|---|---|---|
| 1. | Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? | ☐ | ☒ |
| | Answer also in Appendix, Column 2, if filing under ULOE. | | |
| 2. | What is the minimum investment that will be accepted from any individual? | $ 100.000* | |
| | * In some cases, partial units will be accepted. Whole units = $100.000 each | Yes | No |
| 3. | Does the offering permit joint ownership of a single unit? | ☒ | ☐ |

*Subject to waiver

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)
CHEROKEE ENERGY COMPANY LLC

Business or Residence Address (Number and Street, City, State, Zip Code)
530 WEST MAIN STREET SUITE #500 LOUISVILLE, KY 40202

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| [AL] | [AK] | [AZ] | [AR] | [CA] | [CO] | [CT] | [DE] | [DC] | [FL] | [GA] | [HI] | [ID] |
| [IL] ✓ | [IN] | [IA] | [KS] | [KY] ✓ | [LA] | [ME] | [MD] | [MA] | [MI] | [MN] | [MS] | [MO] |
| [MT] | [NE] | [NV] | [NH] | [NJ] | [NM] | [NY] | [NC] | [ND] | [OH] ✓ | [OK] | [OR] | [PA] |
| [RI] | [SC] | [SD] | [TN] | [TX] | [UT] | [VT] | [VA] | [WA] | [WV] | [WI] | [WY] | [PR] |

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| [AL] | [AK] | [AZ] | [AR] | [CA] | [CO] | [CT] | [DE] | [DC] | [FL] | [GA] | [HI] | [ID] |
| [IL] | [IN] | [IA] | [KS] | [KY] | [LA] | [ME] | [MD] | [MA] | [MI] | [MN] | [MS] | [MO] |
| [MT] | [NE] | [NV] | [NH] | [NJ] | [NM] | [NY] | [NC] | [ND] | [OH] | [OK] | [OR] | [PA] |
| [RI] | [SC] | [SD] | [TN] | [TX] | [UT] | [VT] | [VA] | [WA] | [WV] | [WI] | [WY] | [PR] |

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

| | | | | | | | | | | | | |
|---|---|---|---|---|---|---|---|---|---|---|---|---|
| [AL] | [AK] | [AZ] | [AR] | [CA] | [CO] | [CT] | [DE] | [DC] | [FL] | [GA] | [HI] | [ID] |
| [IL] | [IN] | [IA] | [KS] | [KY] | [LA] | [ME] | [MD] | [MA] | [MI] | [MN] | [MS] | [MO] |
| [MT] | [NE] | [NV] | [NH] | [NJ] | [NM] | [NY] | [NC] | [ND] | [OH] | [OK] | [OR] | [PA] |
| [RI] | [SC] | [SD] | [TN] | [TX] | [UT] | [VT] | [VA] | [WA] | [WV] | [WI] | [WY] | [PR] |

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

## C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if the answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

| Type of Security | Aggregate Offering Price | Amount Already Sold |
|---|---|---|
| Debt | $ | $ |
| Equity | $ | $ |
| ☐ Common ☐ Preferred | | |
| Convertible Securities (including warrants) | $ | $ |
| Partnership Interests | $800.000 | $121.250 |
| Other (Specify ____________) | $ | $ |
| Total | $ ~~0.00~~ 800.000 | $ ~~0.00~~ 121.250 |

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

| | Number Investors | Aggregate Dollar Amount of Purchases |
|---|---|---|
| Accredited Investors | 3 | $ 121,250 |
| Non-accredited Investors | 0 | $ 0 |
| Total (for filings under Rule 504 only) | 3 | $ 121.250 |

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C — Question 1.

| Type of Offering | Type of Security | Dollar Amount Sold |
|---|---|---|
| Rule 505 | | $ |
| Regulation A | | $ |
| Rule 504 | | $ |
| Total | | $ 0.00 |

4 a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the insurer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

| | | |
|---|---|---|
| Transfer Agent's Fees | ☐ | $ |
| Printing and Engraving Costs | ☐ | $ |
| Legal Fees | ☐ | $ |
| Accounting Fees | ☐ | $ |
| Engineering Fees | ☐ | $ |
| Sales Commissions (specify finders' fees separately) | ☒ | $ 80.000 |
| Other Expenses (identify) due diligence, organization, development & management fees | ☒ | $ 44.000 |
| Total | ☒ | $ ~~0.00~~ 124,000 |

**C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS**

b. Enter the difference between the aggregate offering price given in response to Part C — Question 1 and total expenses furnished in response to Part C — Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .......... $ ~~0.00~~ 676.000

5. Indicate below the amount of the adjusted gross proceed to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C — Question 4.b above.

| | Payments to Officers, Directors, & Affiliates | Payments to Others |
|---|---|---|
| Salaries and fees | ☐ $ | ☐ $ |
| Purchase of real estate | ☐ $ | ☐ $ |
| Purchase, rental or leasing and installation of machinery and equipment | ☐ $ | ☒ $ 400.000 |
| Construction or leasing of plant buildings and facilities | ☐ $ | ☐ $ |
| Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger) | ☐ $ | ☐ $ |
| Repayment of indebtedness | ☐ $ | ☐ $ |
| Working capital | ☒ $ 276.000 | ☐ $ |
| Other (specify): | ☐ $ | ☐ $ |
| | ☐ $ | ☐ $ |
| Column Totals | ☒ $ ~~0.00~~ 276.000 | ☒ $ ~~0.00~~ 400.000 |
| Total Payments Listed (column totals added) | ☒ $ ~~0.00~~ 676.000 | |

**D. FEDERAL SIGNATURE**

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

| Issuer (Print or Type) | Signature | Date |
|---|---|---|
| RESURRECTION PETROLEUM ENERGY PARTNERS 2004-LP | [signature] | 8/10/05 |
| **Name of Signer (Print or Type)** | **Title of Signer (Print or Type)** | |
| MARTIN TWIST | MANAGING MEMBER OF CHEROKEE ENERGY COMPANY LLC (GENERAL PARTNER OF ISSUER) | |

**ATTENTION**

**Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)**

## E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule? ............ Yes ☐ No ☒

See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed a notice on Form D (17 CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

| Issuer (Print or Type) | Signature | Date |
|---|---|---|
| RESURRECTION PETROLEUM ENERGY PARTNERS 2004 LP | [signature] | 8/10/05 |
| **Name (Print or Type)** | **Title (Print or Type)** | |
| MARTIN TWIST | MANAGING MEMBER - CHEROKEE ENERGY COMPANY LLC (GENERAL PARTNER OF ISSUER) | |

*Instruction:*
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

## APPENDIX

| 1 | 2 | | 3 | 4 | | | | 5 | |
|---|---|---|---|---|---|---|---|---|---|
| | Intend to sell to non-accredited investors in State (Part B-Item 1) | | Type of security and aggregate offering price offered in state (Part C-Item 1) | Type of investor and amount purchased in State (Part C-Item 2) | | | | Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1) | |
| **State** | **Yes** | **No** | | **Number of Accredited Investors** | **Amount** | **Number of Non-Accredited Investors** | **Amount** | **Yes** | **No** |
| AL | | | | | | | | | |
| AK | | | | | | | | | |
| AZ | | | | | | | | | |
| AR | | | | | | | | | |
| CA | | | | | | | | | |
| CO | | | | | | | | | |
| CT | | | | | | | | | |
| DE | | | | | | | | | |
| DC | | | | | | | | | |
| FL | | | | | | | | | |
| GA | | | | | | | | | |
| HI | | | | | | | | | |
| ID | | | | | | | | | |
| IL | | ✓ | Partnership Interests $100,000 | 1 | $100.000 | 0 | 0 | | X |
| IN | | | | | | | | | |
| IA | | | | | | | | | |
| KS | | | | | | | | | |
| KY | | ✓ | PARTNERSHIP INTERESTS, $100,000 | 1 | $12.500 | 0 | 0 | | X |
| LA | | | | | | | | | |
| ME | | | | | | | | | |
| MD | | | | | | | | | |
| MA | | | | | | | | | |
| MI | | | | | | | | | |
| MN | | | | | | | | | |
| MS | | | | | | | | | |

**APPENDIX**

| 1 | 2 | | 3 | 4 | | | | 5 | |
|---|---|---|---|---|---|---|---|---|---|
| | Intend to sell to non-accredited investors in State (Part B-Item 1) | | Type of security and aggregate offering price offered in state (Part C-Item 1) | Type of investor and amount purchased in State (Part C-Item 2) | | | | Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1) | |
| **State** | **Yes** | **No** | | **Number of Accredited Investors** | **Amount** | **Number of Non-Accredited Investors** | **Amount** | **Yes** | **No** |
| MO | | | | | | | | | |
| MT | | | | | | | | | |
| NE | | | | | | | | | |
| NV | | | | | | | | | |
| NH | | | | | | | | | |
| NJ | | | | | | | | | |
| NM | | | | | | | | | |
| NY | | | | | | | | | |
| NC | | | | | | | | | |
| ND | | | | | | | | | |
| OH | | ✓ | PARTNERSHIP INTERESTS $100.000 | 1 | $10.000 | 0 | 0 | | X |
| OK | | | | | | | | | |
| OR | | | | | | | | | |
| PA | | | | | | | | | |
| RI | | | | | | | | | |
| SC | | | | | | | | | |
| SD | | | | | | | | | |
| TN | | | | | | | | | |
| TX | | | | | | | | | |
| UT | | | | | | | | | |
| VT | | | | | | | | | |
| VA | | | | | | | | | |
| WA | | | | | | | | | |
| WV | | | | | | | | | |
| WI | | | | | | | | | |

## APPENDIX

| 1 | 2 | | 3 | 4 | | | | 5 | |
|---|---|---|---|---|---|---|---|---|---|
| | Intend to sell to non-accredited investors in State (Part B-Item 1) | | Type of security and aggregate offering price offered in state (Part C-Item 1) | Type of investor and amount purchased in State (Part C-Item 2) | | | | Disqualification under State ULOE (if yes, attach explanation of waiver granted) (Part E-Item 1) | |
| **State** | **Yes** | **No** | | **Number of Accredited Investors** | **Amount** | **Number of Non-Accredited Investors** | **Amount** | **Yes** | **No** |
| WY | | | | | | | | | |
| PR | | | | | | | | | |

SEC MAIL RECEIVED PROCESSING SECTION AUG 11 2005 WASH, D.C. 199

**CORPORATE ACKNOWLEDGMENT**

State or Province of____________)
County of ____________________) ss.

On this _____ day of ___________, 20 ____ before me _________________ the undersigned officer, personally appeared _______________________________ known personally to me to be the ________________ (Title) of the above named corporation and acknowledged that he, as an officer being authorized so to do, executed the foregoing instrument for the purposes therein contained, by signing the name of the corporation by himself as an officer.

IN WITNESS WHEREOF I have hereunto set my hand and official seal.

____________________________________
Notary Public/Commissioner of Oath
My Commission Expires______________

(SEAL)

**INDIVIDUAL OR PARTNERSHIP ACKNOWLEDGMENT**

State or Province of ( KY )
County of ( Jefferson

Kathleen Reed KR

On this 10th day of Aug, 2005, before me, Martin Twist the undersigned officer, personally appeared Martin Twist to me personally known and known to me to be the same person(s) whose name(s) is (are) signed to the foregoing instrument, and acknowledged the execution thereof for the uses and purposes therein set forth.

In WITNESS WHEREOF I have hereunto set my hand and official seal.

Kathleen Reed
Notary Public/Commissioner of Oaths
My Commission Expires____________

Notary Public, State at Large, KY
My Commission Expires Oct. 7, 2008

(SEAL)

Form U-2

# Form U-2 Uniform Consent to Service of Process

KNOW ALL MEN BY THESE PRESENTS:

That the undersigned RESURRECTION PETROLEUM ENERGY PARTNERS 2004, LLP , a limited liability partnership organized under the laws of INDIANA for purposes of complying with the laws of the States indicated hereunder relating to either the registration or sale of securities, hereby irrevocably appoints the officers of the States so designated hereunder and their successors in such offices, its attorney in those States so designated upon whom may be served any notice, process or pleading in any action or proceeding against it arising out of, or in connection with, the sale of securities or out of violation of the aforesaid laws of the States so designated; and the undersigned does hereby consent that any such action or proceeding against it may be commenced in any court of competent jurisdiction and proper venue within the States so designated hereunder by service of process upon the officers so designated with the same effect as if the undersigned was organized or created under the laws of that State and have been served lawfully with process in that State.

It is requested that a copy of any notice, process or pleading served hereunder be mailed to:

CHEROKEE ENERGY COMPANY, LLC
(Name)
530 WEST MAIN STREET, LOUISVILLE, KY 40202
(Address)

Place an "X" before the names of all the States for which the person executing this form is appointing the designated Officer of each State as its attorney in that State for receipt of service of process:

| | | | |
|---|---|---|---|
| ___AL | Secretary of State | ___FL | Dept. of Banking and Finance |
| ___AK | Administrator of the Division of Banking and Corporations, Department of Commerce and Economic Development | ___GA | Commissioner of Securities |
| ___AZ | The Corporation Commission | ___GUAM | Administrator, Department of Finance |
| ___AR | The Securities Commissioner | ___HI | Commissioner of Securities |
| ___CA | Commissioner of Corporations | ___ID | Director, Department of Finance |
| ___ CO | Securities Commissioner | X IL | Secretary of State |
| ___CT | Banking Commissioner | ___IN | Secretary of State |
| ___DE | Securities Commissioner | ___IA | Commissioner of Insurance |
| ___DC | Dept. of Insurance & Securities Regulation | ___KS | Secretary of State |
| X KY | Director, Division of Securities | X OH | Secretary of State |
| ___LA | Commissioner of Securities | ___OR | Director, Department of Insurance and Finance |
| ___ME | Administrator, Securities Division | ___OK | Securities Administrator |
| ___MD | Commissioner of the Division of Securities | ___PA | Pennsylvania does not require filing of a Consent to Service of Process |
| ___MA | Secretary of State | ___PR | Commissioner of Financial Institutions |

| | | | |
|---|---|---|---|
| ___MI | Commissioner, Office of Financial and Insurance Services | ___RI | Director of Business Regulation |
| ___MN | Commissioner of Commerce | ___SC | Securities Commissioner |
| ___MS | Secretary of State | ___SD | Director of the Division of Securities |
| ___MO | Securities Commissioner | ___TN | Commissioner of Commerce and Insurance |
| ___MT | State Auditor and Commissioner of Insurance | ___TX | Securities Commissioner |
| ___NE | Director of Banking and Finance | ___UT | Director, Division of Securities |
| ___NV | Secretary of State | ___VT | Commissioner of Banking, Insurance, Securities & Health Administration |
| ___NH | Secretary of State | ___VA | Clerk, State Corporation Commission |
| ___NJ | Chief, Securities Bureau | ___WA | Director of the Department of Licensing |
| | | ___WV | Commissioner of Securities |
| ___NM | Director, Securities Division | | |
| ___NY | Secretary of State | ___WI | Department of Financial Institutions, Division of Securities |
| ___NC | Secretary of State | ___WY | Secretary of State |
| ___ND | Securities Commissioner | | |

Dated this August day of 8/10, 2005

(SEAL)

Resurrection Petroleum Energy Partners 2004, LLP

By (Signature): [signature]
Martin R. Twist

Title : Managing Member of Cherokee Energy Company, LLC, General Partner of

Resurrection Petroleum Energy Partners 2004, LLP